Supplemental Cash Flow Disclosures (Details) - CAD ($)	Jan. 31, 2021	Jan. 31, 2020
Component of cash:
Cash	$ 154,722	$ 2,681,704
Cash - restricted	0	600,000
Total	$ 154,722	$ 3,281,704